SHORT-TERM BORROWINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SHORT-TERM BORROWINGS
Schedule of short-term bank borrowings

Short-term borrowings are as follows:

	December 31,	June 30,	June 30,
	2019	2020	2020
		(Restated)	(Restated)
	RMB	RMB	US$
			(Note 3)
Pledged loan	82,645,089	84,272,527	11,928,002
Interest-free loan	34,881,000	35,397,500	5,010,191
Long-term borrowing due within one year	31,624,560	—	—
Less: borrowing classified as held for sale	(31,624,560)	—	—
Total	117,526,089	119,670,027	16,938,193

Short-term borrowings are as follows:

	December 31,	December 31,	December 31,
	2018	2019	2019
	RMB	RMB	US$
			(Note 3)
Pledged loan	80,836,823	82,645,089	11,871,224
Interest-free loan	—	34,881,000	5,010,342
Long-term borrowing due within one year	31,624,560	31,624,560	4,542,584
Less: borrowing classified as held for sale	—	(31,624,560)	(4,542,584)
Total	112,461,383	117,526,089	16,881,566